SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue:
Total revenue	$ 7,268,992		$ 5,007,631
Logistic Service [Member]
Revenue:
Total revenue	6,938,265		4,884,791
Local Logistic Service [Member]
Revenue:
Total revenue	6,161,504		4,235,933
Clearing Service [Member]
Revenue:
Total revenue	776,761		648,858
Logistics Technology Solutions Service [Member]
Revenue:
Total revenue	$ 330,727		$ 122,840